VESSELS UNDER FINANCE LEASE, NET	6 Months Ended
Jun. 30, 2020
Leases [Abstract]
VESSELS UNDER FINANCE LEASE, NET	IMPAIRMENT OF RIGHT OF USE ASSETSDuring the first six months of 2020, we recorded an impairment loss of $94.2 million related to our leased vessels. Based on impairment tests performed as of March 31, 2020 on an asset by asset basis, estimated undiscounted cash flows expected to be earned by each of our leased vessels over the remaining lease term were below carrying value of the vessels, and we have adjusted the carrying value of the leased vessels to the fair value of the leased vessels. The impairment consisted of $70.0 million related to seven vessels on financial lease from SFL Corporation Ltd. ("SFL") and $24.2 million related to four vessels on operating leases. VESSELS UNDER FINANCE LEASE, NET As of June 30, 2020, we held seven SFL vessels under finance lease (December 31, 2019: eight vessels). The lease for the Golden Eclipse was classified as a finance lease as of December 31, 2019 and was for an initial term of 10 years. The lease expired during April 2020 and was no longer classified as finance lease as of June 30, 2020.
In addition, and with reference to "Note, 12 Operating Leases", seven of the eight Capesize charters with SFL were amended in December 2019 and resulted in a lease modification whereby these seven leases were remeasured and re-classified to finance leases as of December 31, 2019. The amendments included a funding of $2.5 million per vessel received in January 2020 which financed the scrubber investments paid by us on these vessels. In addition, the daily time charter rate for vessels classified as finance lease increased by $1,535 from January 1, 2020 to June 30, 2025 and was $19,135 in 2020, of which $7,000 is for operating expenses (including drydocking costs) up until the second quarter of 2022 when the daily time charter rate will be reduced to $14,900 until the expiration of the contracts. In addition, 33% of our aggregate profit from revenues above the daily time charter rate for all eight vessels are calculated and paid on a quarterly basis to SFL. The daily hire payments will be adjusted if the actual three month LIBOR should deviate from a base LIBOR of 0.4% per annum. For each 0.1% point increase/decrease in the interest rate level, the daily charter hire will increase or decrease by $50 per day in the first seven years and $25 per day in the remaining three years. This resulted in an average daily rate of $19,771 for finance leases in 2020 and there was no profit share in 2020 ($0.1 million profit share in the six months 2019). We have a purchase option of $112 million en-bloc after 10 years since inception of the leases in 2015. If such option is not exercised, SFL has the option to extend the charters by three years at a daily time charter rate of $14,900 per day. The lease term for these vessels has been determined to be 13 years. Contingent or variable lease expense for eight SFL leases was recorded in the six months 2020 and six months 2019 as an increase in charter hire expense of $0.9 million and $1.7 million, respectively. The profit share mechanism has not been adjusted with the increased rate.

Our right of use asset for our finance leases were as follows:

(in thousands of $)
Balance at December 31, 2019	193,987
Additions	6,430
Impairment	(70,009)
Depreciation	(9,393)
Balance at June 30, 2020	121,015

In the first six months of 2020, we recorded a total of $70.0 million in impairment of right of use assets for vessels under finance leases. The loss recorded is equal to the difference between the carrying value of right of use assets and estimated fair value of the leased assets following an impairment review that was triggered by the negative market developments in the six months of 2020.

Our lease obligations for our finance leases were as follows:

(in thousands of $)
Balance at January 1, 2020	168,708
Additions	17,500
Repayments	(29,304)
Interest expense on obligations under finance lease	5,397
Balance as of June 30, 2020	162,301
Current portion	22,735
Non-current portion	139,566

The weighted average discount rate in relation to our SFL finance leases was 6.3% and the weighted average lease term was 8.1 years as of June 30, 2020.The weighted average discount rate in relation to our SFL finance leases was 6.3% and the weighted average lease term was 8.6 years as of December 31, 2019.

The outstanding obligations under finance leases at June 30, 2020 are payable as follows:

(in thousands of $)
2020 (remaining six months)	16,031
2021	32,240
2022	29,061
2023	24,484
2024	24,553
Thereafter	76,104
Minimum lease payments	202,473
Less: imputed interest	(40,172)
Present value of obligations under finance leases	162,301

With regard to the SFL eight Capesize vessels, we have a purchase option of $112 million en-bloc in 2025. If such option is not exercised, SFL will have the option to extend the charters by three years at $14,900 per day.
Our lease obligation is secured by the lessor's title to the leased asset.